Financial instruments - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal amount	£ 7,082,700,000				€ 750.0
Weighted average growth rate	14.80%				14.80%	19.50%	19.50%
Risk adjusted discount rate	4.00%				4.00%	3.20%	3.20%
Cash Flow Hedges Derivative Instruments at Fair Value, Net	£ 5,900,000					£ 0
An increase or decrease in the multiple of 0.5 times revenue [member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease in fair value of other investments	24,200,000
Increase decrease on Income statement due to change in fair value of other investment	1,500,000
Increase decrease on equity due to change in fair value of other investment	22,700,000
One percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	1,500,000					3,800,000
Decrease in combined liabilities due to earn out and put option arrangement	1,400,000					6,600,000
0.5 percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	2,000,000					4,000,000
Decrease in combined liabilities due to earn out and put option arrangement	£ 2,000,000					3,900,000
Interest Rate Swap Contract [member] | Until September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $							$ 500,000,000
Interest Rate Swap Contract [member] | Fixed interest rate [member] | Until September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates	3.63%	3.63%	3.63%
Interest Rate Swap Contract [member] | Fixed interest rate [member] | Until November 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates	4.75%	4.75%	4.75%
Interest Rate Swap Contract [member] | Floating interest rate [member] | Until September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates, LIBOR adjustment	1.52%	1.52%	1.52%
Interest Rate Swap Contract [member] | Floating interest rate [member] | Until November 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates, LIBOR adjustment	2.34%	2.34%	2.34%
Contracts due in November 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Receipts | €		€ 500.0
Payments | $			$ 604,200,000
Derivatives in designated hedge relationships [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value estimated to be a net asset (liability)	£ (1,600,000)					(21,200,000)
Gain (loss) on changes in the fair value relating to the ineffective portion | $			$ 0	$ 0
Derivatives in designated hedge relationships [member] | Foreign Exchange Contracts [member] | Trade and other receivable [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	9,600,000					0
Derivatives in designated hedge relationships [member] | Foreign Exchange Contracts [member] | Trade and Other Payable [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	11,200,000					21,200,000
Derivatives not designated as hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value estimated to be a net asset (liability)	(1,600,000)					(100,000)
Nominal amount	304,600,000					151,700,000
Derivatives not designated as hedges [member] | Foreign Exchange Contracts [member] | Trade and Other Payable [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	£ 9,700,000					£ 0